Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment
Property and equipment, gross	$ 1,744	$ 1,669
Less accumulated depreciation	(1,569)	(1,456)
Property and equipment, net	175	213
Depreciation expenses	$ 143	66	$ 88
Lab equipment
Property and Equipment
Estimated Useful Life (in years)	5 years
Property and equipment, gross	$ 1,145	1,146
Computer equipment and software
Property and Equipment
Estimated Useful Life (in years)	3 years
Property and equipment, gross	$ 456	421
Leasehold improvements
Property and Equipment
Estimated Useful Life (in years)	1 year
Property and equipment, gross	$ 143	$ 102